Stockholders' Equity (Tables)	12 Months Ended
May. 31, 2015
Stockholders' Equity Note [Abstract]
Share Repurchase Authorizations And Cumulative Share Repurchases
Share repurchase authorizations and cumulative share repurchases under these authorizations, are as follows:

(in millions)	May 31, 2015
Share repurchase authorizations	187.4
Cumulative shares repurchased	182.0

Total Shares And Related Cost Of Common Stock Repurchased
The total shares and related cost of our common stock we repurchased was as follows:

(in millions)	Fiscal Year
	2015		2014		2013
	Shares	Cost	Shares	Cost	Shares	Cost
Repurchases of common stock	10.0	$502.3	—	$0.5	1.0	$52.4

Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of tax, are as follows:

(in millions)	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Marketable Securities	Unrealized Gains (Losses) on Derivatives	Benefit Plan Funding Position	Accumulated Other Comprehensive Income (Loss)
Balances at May 26, 2013	$(1.8)	$0.2	$(53.8)	$(77.4)	$(132.8)
Gain (loss)	(2.9)	(0.1)	(2.9)	(1.7)	(7.6)
Reclassification realized in net earnings	—	—	6.3	6.0	12.3
Balances at May 25, 2014	$(4.7)	$0.1	$(50.4)	$(73.1)	$(128.1)
Gain (loss)	(4.3)	—	2.1	3.1	0.9
Reclassification realized in net earnings	7.3	—	29.2	4.1	40.6
Balances at May 31, 2015	$(1.7)	$0.1	$(19.1)	$(65.9)	$(86.6)

Reclassification out of Accumulated Other Comprehensive Income
The following table presents the amounts and line items in our consolidated statements of earnings where other adjustments reclassified from AOCI into net earnings were recorded:

		Fiscal Year
(in millions) AOCI Components	Location of Gain (Loss) Recognized in Earnings	May 31, 2015	May 25, 2014
Derivatives
Commodity contracts	(1)	$—	$0.4
Equity contracts	(2)	(1.0)	(0.8)
Interest rate contracts	Interest, net	(45.7)	(10.3)
Foreign currency contracts	(2)	—	1.0
	Total before tax	$(46.7)	$(9.7)
	Tax benefit	17.5	3.4
	Net of tax	$(29.2)	$(6.3)

Benefit plan funding position
Pension/postretirement plans
Actuarial losses	(3)	$(2.6)	$(9.0)
Prior service costs	(3)	—	(0.1)
Settlement (loss)/curtailment gain	(3)	(6.1)	0.5
Total - pension/postretirement plans		$(8.7)	$(8.6)
Recognized net actuarial gain/(loss) - other plans	(4)	1.8	(1.4)
	Total before tax	$(6.9)	$(10.0)
	Tax benefit	2.8	4.0
	Net of tax	$(4.1)	$(6.0)

(1)	Primarily included in food and beverage costs and restaurant expenses. See Note 10 for additional details.

(2)	Primarily included in restaurant labor costs and general and administrative expenses. See Note 10 for additional details.

(3)
Included in the computation of net periodic benefit costs - pension and postretirement plans, which is a component of restaurant labor expenses and general and administrative expenses. See Note 17 for additional details.

(4)	Included in the computation of net periodic benefit costs - other plans, which is a component of general and administrative expenses.